Subsequent Event	12 Months Ended
Jan. 31, 2012
Subsequent Event [Abstract]
Subsequent Event

Note 16. Subsequent Event

On March 1, 2012, the Board of Directors approved an increase in the annual dividend for fiscal 2013 to $1.59 per share, an increase of approximately 9% over the dividends paid in fiscal 2012. Dividends per share were $1.46 and $1.21 in fiscal 2012 and 2011, respectively. For fiscal 2013, the annual dividend will be paid in four quarterly installments of $0.3975 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2012	April 4, 2012
May 11, 2012	June 4, 2012
August 10, 2012	September 4, 2012
December 7, 2012	January 2, 2013